As filed with the Securities and Exchange Commission on October 16, 2020
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	64	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	65	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)
(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)
Robert J. Male
5420 West 61st Place
Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 64 to the Registration Statement is being filed pursuant to Rule 485(b) for the purpose of responding to Staff comments with respect to changing the name of the Buffalo Emerging Opportunities Fund to “Buffalo Early Stage Growth Fund” and making related revisions to its principal investment strategies and to make other permissible changes under Rule 485(b).

BUFFALO EARLY STAGE GROWTH FUND Investor Class: (BUFOX) Institutional Class: (BUIOX)

Prospectus

October 16, 2020

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Beginning in June 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on the Fund’s website (buffalofunds.com/our-funds/performance/#literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you hold your shares directly with the Fund, by calling (800) 492-8332.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 492-8332 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary or directly with the Fund.

Table of Contents

Summary Section

BUFFALO EARLY STAGE GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Early Stage Growth Fund (“Early Stage Growth Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.04%	0.05%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	1.51%	1.37%
(1)Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.
(2)The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Early Stage Growth Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Institutional Class	$139	$434	$750	$1,646

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, the Advisor defines as early stage growth companies. Early stage growth companies are defined by the Advisor as companies that, at the time of purchase by the Fund, have market capitalizations below the median of the Morningstar US Small Growth Index and are companies that are starting to develop a new product or service or have recently developed a new product or service. As of September 30, 2020, the median market capitalization of the Morningstar US Small Growth Index was $3.4 billion. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and equity securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

Kornitzer Capital Management, Inc., the Fund’s investment advisor (the “Advisor” or “KCM”) seeks to identify companies for the Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Early Stage Growth Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Early Stage Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Early Stage Growth Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The value of the Early Stage Growth Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Fund, and you could lose money. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). Recently, the coronavirus (COVID-19) global pandemic has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Management Risk – Management risk means that your investment in the Early Stage Growth Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Early Stage Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. As any size of trade can have a large percentage impact on the price of a micro-cap stock, the Fund will be more susceptible to sudden and significant losses. In addition, micro-cap company stocks will also be bought and sold less often than other stocks, making them less liquid than other securities.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Early Stage Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class
Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through September 30, 2020) = 13.14%
Best Quarter: December 31, 2011 = 18.85%
Worst Quarter: September 30, 2011 = -19.73%

Average Annual Total Returns for the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	34.03%	10.49%	15.45%
Return After Taxes on Distributions	32.56%	7.43%	13.56%
Return After Taxes on Distributions and Sale of Fund Shares	21.17%	7.33%	12.41%
Institutional Class
Return Before Taxes	34.20%	10.65%	15.62%
Morningstar US Small Growth Index	27.60%	10.26%	13.42%
(reflects no deduction for fees, expenses or taxes)
Lipper Small-Cap Growth Funds Index® (reflects no deduction for fees, expenses or taxes)	30.65%	10.87%	12.92%

The Lipper Small-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Early Stage Growth Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

MANAGEMENT

Investment Advisor. Kornitzer Capital Management, Inc. is the Early Stage Growth Fund’s investment advisor.

Co-Portfolio Managers. The Early Stage Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Craig Richard	7	Portfolio Manager
Doug Cartwright	5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 6.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request (Buffalo Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), wire transfer, telephone at 1-800-49-BUFFALO or (800) 492-8332, or through a financial intermediary. Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.buffalofunds.com. The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial		Subsequent
	Investor Class	Institutional Class	All Classes
Regular Accounts (unless opened via an exchange)	$ 2,500	$ 250,000	$ 100
Exchange from another Buffalo Fund*	$ 1,000	$ 1,000	$ 100
Automatic Investment Plan	$ 100	$ 250,000	$ 100
IRA and Uniform Transfers/Gifts to Minors Accounts	$ 250	$ 250,000	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ 250,000	$ 100
* in the same class of shares

TAX INFORMATION

Fund distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or IRA, in which case you may be taxed upon withdrawal of money from such arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor and/or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your advisor or visit your financial intermediary’s website for more information.
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Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

INVESTMENT OBJECTIVES

Buffalo Early Stage Growth Fund - the investment objective of the Fund is long-term growth of capital.

The Fund’s investment objective may be changed with the approval of the Board of Trustees, but a shareholder vote is not required. However, the Fund has a strategy of normally investing at least 80% of its net assets according to a particular strategy and will not change that strategy without first providing shareholders with at least 60 days’ prior notice. The term “net assets” above includes any borrowings for investment purposes consistent with Securities and Exchange Commission (“SEC”) requirements, although the Fund does not intend to borrow for investment purposes.

PRINCIPAL INVESTMENT STRATEGIES

Buffalo Early Stage Growth Fund. The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, the Advisor defines as early stage growth companies. Early stage growth companies are defined by the Advisor as companies that, at the time of purchase by the Fund, have market capitalizations below the median of the Morningstar US Small Growth Index and, are companies that are starting to develop a new product or service or have recently developed a new product or service. As of September 30, 2020, the median market capitalization of the Morningstar US Small Growth Index was $3.4 billion. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and equity securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

The Advisor seeks to select securities for the Early Stage Growth Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth). The Early Stage Growth Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Early Stage Growth Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology. The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

GENERAL INVESTMENT POLICIES

Investment Style and Portfolio Turnover - The Advisor normally does not engage in active or frequent trading of the Fund’s investments. Instead, to reduce turnover of the Fund’s portfolio holdings, the Advisor’s general strategy is to purchase securities of companies that the Advisor believes to have favorable long-term fundamentals. This helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions of capital gains, including short-term capital gains taxable to shareholders at ordinary income rates. The Advisor may sell the Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments - The Fund intends to hold some portion of its assets in cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses. There may be times when the Fund may respond to market, economic, or political considerations by investing up to 100% of its assets in high quality, short-term debt securities. During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving your investment. To the extent the Fund uses a money market fund for
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its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISK FACTORS

The Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. This section is intended to describe in greater detail the risks associated with investing in the Fund.

Market Risk. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. To the extent the Fund invests in equity securities, the share price of the Fund will go up and down in value as the equity markets change. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions or other events could have a significant negative impact on global economic and market conditions.

Recent Market Events. The coronavirus (COVID-19) global pandemic has resulted in public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of the COVID-19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries.

Management Risk. The Fund’s success depends largely on the Advisor’s ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in “favor.” In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

Equity Market Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

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Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Convertible Preferred Stocks. Preferred stock may also be convertible. Convertible preferred stock may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer. Convertible preferred stock is senior to common stocks in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. However, convertible preferred stock provides a fixed-income stream (generally higher in yield than the income derived from common stock but lower than that afforded by a similar non-convertible security) and gives the investor the opportunity, through the conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. The market value of convertible preferred stock performs like that of a regular debt security, that is, if market interest rates rise, the value of convertible preferred stock falls.

Warrants. The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk. Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the potential for volatility.

Small-Cap Company Risk. The Fund will invest in small-cap companies. Generally, small-cap and less seasoned companies have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow
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money to continue or expand operations, or may have difficulty in repaying any loans. Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks, making them less liquid than other securities. Because of this, if the Fund wants to sell a large quantity of a small-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. Given these risks, an investment in the Fund may be more suitable for long-term investors.

Micro-Cap Company Risk. The Fund will invest in micro-cap companies. Generally, small, less-seasoned companies have more potential for rapid growth. They also often involve greater risk than large- and mid-cap companies, and these risks are passed on to the Fund. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalizations, and will be more vulnerable to adverse business or economic developments in the market as a whole. The value of securities of micro-cap companies, therefore, tends to be more volatile than the value of securities of larger, more established companies. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. As any size of trade can have a large percentage impact on the price of a micro-cap stock, the Fund will be more susceptible to sudden and significant losses. Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. Because of this, if the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Money Market Funds Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which they invest fall below $1.00 per share.

Foreign Risk. The Fund may gain international exposure through the purchase of sponsored or unsponsored ADRs and other U.S. dollar-denominated securities of foreign issuers traded in the U.S. ADRs are securities of foreign companies that are denominated in U.S. dollars. ADRs are subject to similar risks as other types of foreign investments. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent foreign risk, as described above. These risks can increase the potential for losses in the Fund.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for
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shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of portfolio holdings can be found in the Fund’s Statement of Additional Information (“SAI”). Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, at 1-800-49-BUFFALO (1-800-492-8332) and on the Fund’s website at www.buffalofunds.com. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.

Management

INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. is the manager and investment advisor for the Fund. KCM is responsible for overseeing and implementing the Fund’s investment program and managing the day-to-day investment activity and operations of the Fund. KCM was founded in 1989. In addition to managing and advising the Buffalo Funds, KCM provides investment advisory services to a broad variety of individual, corporate and other institutional clients. As of September 30, 2020, KCM managed approximately $6.4 billion in assets for mutual funds, corporations, pensions and individuals. As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes: investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees (if applicable); fees for domestic custody services; independent auditor and legal counsel costs; fees and expenses of officers, trustees and other personnel (except as noted below); rent; shareholder services; and other items incidental to corporate administration. KCM is located at 5420 West 61st Place, Shawnee Mission, Kansas 66205.

Under the Management Agreement between the Trust, on behalf of the Fund, and KCM, as compensation for KCM’s services the Fund pays KCM a fee each month at an annual rate of the Fund’s average daily net assets as indicated below in the “Contractual Advisory Fee” column. For the fiscal year ended March 31, 2020, KCM received an advisory fee at an annual rate of the Fund’s average daily net assets as indicated below in the “Advisory Fee Received” column.

	Contractual Advisory Fee	Advisory Fee Received
Name of Fund
Buffalo Early Stage Growth Fund	1.30%	1.30%

Fund Expenses. Certain expenses of the Fund are payable by the Fund. These expenses include a portion of the foreign custody costs (if applicable), taxes, interest, governmental charges and fees, including registration of the Fund with the SEC and the various states, brokerage costs, dues, all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings, and out-of-pocket expenses incurred by the non-interested trustees of the Trust for travel, meals, lodging and similar items in connection with attendance at conferences or Board of Trustees meetings. A discussion regarding the Board of Trustees’ basis for approving the Fund’s investment advisory agreement is included in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2020.

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The Advisor also serves as investment advisor to the Buffalo Mid Cap Fund, Buffalo Discovery Fund, Buffalo International Fund, Buffalo Flexible Income Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund, Buffalo Growth Fund and Buffalo Dividend Focus Fund, each an open-end mutual fund, which are currently offered in a separate prospectus.

Portfolio Managers

The Fund is managed by a portfolio management team supported by an experienced investment analysis and research staff. The portfolio management team is responsible for the day-to-day management of the respective Fund as indicated below.

Doug Cartwright, CFA, Co-Portfolio Manager. Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013. Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management and a credit analyst with Waddell & Reed Investment Management. Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an M.B.A from the Wisconsin School of Business Applied Securities Analysis Program. Mr. Cartwright has served as co-portfolio manager of the Early Stage Growth Fund since 2015.

Craig Richard, CFA, Co-Portfolio Manager. Mr. Richard has been an investment professional since 2002 and joined KCM in 2008.  Previously, Mr. Richard was an equity research analyst with A.G. Edwards from 2005 to 2007. Mr. Richard holds a B.S. from Kansas State University and an M.B.A. from the University of Kansas. Mr. Richard has served as a co-portfolio manager of the Early Stage Growth Fund since 2013.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares in the Fund.

Distribution and Other Services

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Fund. Quasar Distributors, LLC is located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202 and U.S. Bancorp Fund Services, LLC is located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI 53202.

The Advisor and/or the Distributor, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing, and marketing support. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold. The level of payments made to a qualifying financial intermediary in any given year will vary. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of the date of this prospectus, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend the Fund. Your financial intermediary may charge you additional fees and commissions. You should consult your dealer or financial intermediary for more details about any such payment it receives. As of the date of this prospectus, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following
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firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with the Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Fund’s Investor Class shares that allows the Fund to make payments to financial intermediaries and other persons for certain personal services for Investor Class shareholders and/or the maintenance of Investor Class shareholder accounts. The amount of the shareholder servicing fee authorized is an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares.

Shareholder servicing fees are paid out of the Fund’s assets attributable to Investor Class shares on an on-going basis. Over time these fees will increase the cost of your investment in Investor Class shares of the Fund, and may cost you more than paying other types of sales charges.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or at least since inception). Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all distributions. This information has been derived from the Fund’s financial statements which are included in the annual report, and have been audited by Ernst & Young LLP, whose report is also included in the annual report. The Fund’s annual report is available at no charge upon request.

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Early Stage Growth Fund
Investor Class

	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.30	$16.03	$15.78	$13.89	$17.85

Income from investment operations:
Net investment loss	(0.15)	(0.15)	(0.18)	(0.13)	(0.28)
Net realized and unrealized gains (losses)	(1.85)	1.32	3.55	3.25	(2.45)

Total from investment operations	(2.00)	1.17	3.37	3.12	(2.73)

Less distributions:
Distributions from capital gains	(0.80)	(1.90)	(3.12)	(1.23)	(1.23)

Paid-in capital from redemption fees(2)	—	—	—	—(1)	—(1)

Net asset value, end of period	$12.50	$15.30	$16.03	$15.78	$13.89

Total return	(14.38%)	9.39%	21.84%	22.99%	(15.47%)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$42,633	$84,032	$87,969	$85,336	$114,270
Ratio of expenses to average net assets	1.49%	1.48%	1.48%	1.48%	1.47%
Ratio of net investment income (loss) to average net assets	(1.00)%	(0.94)%	(1.10)%	(0.62)%	(1.19)%
Portfolio turnover rate	22%	40%	48%	95%	70%

(1)Less than $0.01 per share.
(2)Effective December 1, 2016, the Board of Trustees approved the elimination of redemption fees on shares of the Fund.
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Early Stage Growth Fund
Institutional Class

For the period July 1, 2019* through March 31, 2020
Condensed data for a share of capital stock outstanding throughout the period.

Net asset value, beginning of period	$16.44

Income from investment operations:
Net investment loss	(0.14)
Net realized and unrealized gains (losses)	(2.99)

Total from investment operations	(3.13)

Less distributions:
Distributions from capital gains	(0.80)

Net asset value, end of period	$12.51

Total return	(20.25%)(1)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,102
Ratio of expenses to average net assets**	1.35%
Ratio of net investment income (loss) to average net assets**	(1.19)%
Portfolio turnover rate	22%

*     Inception date
**    Annualized
(1)The return listed is the non-annualized return for the Institutional Class since inception date.

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Shareholder Information

Choosing a Share Class

The Fund offers Investor Class and Institutional Class shares in this Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices.

Institutional Class Shares.

Institutional Class shares of the Fund are offered for sale at net asset value (“NAV”) without the imposition of a sales charge, Rule 12b-1 distribution fee or shareholder servicing fees. Institutional Class shares also pay lower annual expenses than Investor Class shares. In addition, Institutional Class shares may be regarded as “clean” shares and may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Institutional Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Institutional Class shares are generally available to individuals, trusts, estates, corporations, endowments, foundations and other investors who purchase shares directly from the Fund with an initial minimum purchase of $250,000. Institutional Class shares may also be offered, with no initial or subsequent investment minimums, to:

•retirement plans such as 401(a), 401(k) or 457 plans;
•certain IRAs if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund;
•registered investment advisers investing on behalf of clients in exchange for an advisory, management or consulting fee;
•trustees of the Trust, former trustees of the Trust, employees of affiliates of the Buffalo Funds and Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and
•wrap fee programs of certain broker-dealers. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

Investor Class Shares.

Investor Class shares of the Fund are offered for sale at NAV without the imposition of a sales charge or Rule 12b-1 distribution fee. Investor Class shares of the Fund are subject to a shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund attributable to Investor Class shares, computed on an annual basis.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at its NAV next calculated after your purchase order and payment or redemption order is received in “good order” by the Fund, its agents or an authorized financial intermediary. In the case of certain authorized financial intermediaries (“financial intermediaries”), such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next effective after receipt by such intermediary, consistent with applicable laws and regulations. Orders placed through financial intermediaries who
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have not been specifically authorized to accept purchase and redemption requests on behalf of the Fund will be processed at the NAV determined after receipt of the purchase or redemption request by the Fund.

The Fund’s NAV is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation. The NAV is computed once daily, after the close of the NYSE, generally at 4:00 p.m. (Eastern time), on days when the NYSE is open for trading. The Fund is closed on weekends, days when the NYSE is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Each security owned by the Fund that is listed on a securities exchange (including ADRs), except those traded on NASDAQ, is valued at the latest sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked price on such day. Debt securities with remaining maturities of 60 days or less are normally valued at the last sale price reported unless there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices. U.S. Government and Agency Securities are valued at the mean between the most recent bid and asked prices provided by a pricing service. Other debt securities are value at the mean between the closing bid and asked prices provided by a pricing service.

When market quotations are not readily available or when they may not reflect the actual market value, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees. Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Fund’s Advisor and administrator, subject to the ultimate supervision of the Board of Trustees. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through its application by the Trust’s valuation committee. These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value. In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as junk bonds and small- or micro-cap securities) when the Fund’s management believes that the last sale price may not accurately reflect the securities’ market values. By using fair value pricing procedures, the goal is to ensure that the Fund is accurately priced. The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower. To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the valuation committee will not exactly match the market price of the security when the security is sold by the Fund.

HOW TO PURCHASE SHARES

No Load Fund

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in either share class of the Fund. Investor Class shares are subject to a shareholder servicing fee of up to 0.15% per year.

How to Buy Shares

To make an initial purchase, your purchase order must be received by the Fund, its agents or an authorized financial intermediary in “good order.” “Good order” means that your purchase includes: (1) a completed account application or investment stub; (2) the dollar amount of shares to be purchased; and (3) a check payable to Buffalo Funds, which indicates your investment in the Fund (see chart on page 30 for details on making investments in the Fund). In general, you may purchase shares of the Fund as indicated below:

•by phone, Internet, mail or wire;
•through Automatic Investments; and
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•through exchanges from another Buffalo Fund.

All checks must be in U.S. dollars drawn on a domestic financial institution. Money orders, cash, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, postdated checks or any conditional order or payment will not be accepted as payment. Your NAV per share for a purchase will be the next computed NAV after your request is received in “good order” by the Fund, its agents or an authorized financial intermediary. All requests received in “good order” by the Fund, its agents or an authorized financial intermediary before the close of trading on the NYSE (generally 4:00 p.m., Eastern time) will be executed at the NAV, computed on the same day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

The Fund does not issue share certificates and their shares are not registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amount
	Initial		Subsequent
	Investor Class	Institutional Class	All Classes
Regular Accounts (unless opened via an exchange)	$ 2,500	$ 250,000	$ 100
Exchange from another Buffalo Fund*	$ 1,000	$ 1,000	$ 100
Automatic Investment Plan	$ 100	$ 250,000	$ 100
IRA and Uniform Transfers/Gifts to Minors Accounts	$ 250	$ 250,000	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ 250,000	$ 100
* in the same class of shares

The Fund reserves the right to waive the minimum initial investment amount at its discretion.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date. A fee will be charged if your bank does not honor the AIP draft for any reason.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for holders of Investor Class shares and $250,000 for holders of Institutional Class shares, for regular shareholder accounts, unless opened via an exchange. If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you.

HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time by mail, by wire or by telephone. Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”. All requests received in “good order” by the Fund, its agents or an authorized financial intermediary before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be executed at the NAV computed on the same day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.
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There is no minimum limit for withdrawal via mail or wire, but the most you can redeem by telephone is $50,000, provided that you have previously registered for this service. Redemption requests by mail must be received by the Fund, its agents or an authorized financial intermediary in “good order.” For redemption requests, “good order” means that: (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed; (2) the request properly identifies your account number; (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered; and, if applicable, (4) the signature(s) on the request is guaranteed. Redemptions over $50,000 must be made in writing and be signature guaranteed. Additionally, signature guarantees are required when any of the following are true:

•you request that redemption proceeds be sent to a different payee, bank, or address than that which the Fund has on file;
•you request that redemption proceeds be sent to an address of record within 15 days of changing that address; or
•you are changing the account registration or sending proceeds to a Buffalo account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section.

You may receive proceeds of your sale in a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. Please note that wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

The Fund typically sends redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “Redemption in-Kind,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 12 calendar days). This delay will not apply if you purchased your shares via wire payment.

The following services are also available to shareholders. Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

Uniform Transfers/Gifts to Minors Accounts	Roth IRA accounts
Transfer on Death (“TOD”) Accounts	Coverdell Education Savings Accounts
Accounts for corporations, partnerships and retirement plans.	Simplified Employee Pensions (“SEPs”)
Traditional IRA accounts	Simple IRAs

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Distributions

Distributions. The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you, provided that the Fund complies with all requirements regarding the sources of its income, diversification of its assets, and the timing and amount of its distributions. The Fund expects to declare and distribute investment company taxable income, if any, annually, usually in December. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be declared and paid by the Fund annually, usually in December. The Fund may distribute its investment company taxable income and net capital gain more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Alternatively, but subject to the approval of the Board of Trustees, the Fund may distribute all of their investment company taxable income and net capital gain, if applicable, annually, semi-annually, quarterly or monthly on a date or dates approved by the Board of Trustees.

The amount of any distribution will vary, and there is no guarantee the Fund will make a distribution of either investment company taxable income or net capital gain. Distributions made by the Fund are automatically reinvested in additional shares of the Fund at net asset value unless the Fund is instructed otherwise. There are no fees or sales charges on reinvestments of distributions in additional Fund shares. If you elect to receive payments of distributions in cash, and the U.S. Postal Service is unable to deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at theFund’s then-current NAV, and to reinvest all subsequent distributions. You may change your distribution option by contacting the Transfer Agent by telephone or in writing at least 5 days prior to the record date of the next distribution.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received (or were deemed to receive) in the previous calendar year. The Fund may reclassify distributions after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Distribution.” If you are a taxable investor and invest in the Fund shortly before the record date of a distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax advisor before investing.

Federal Income Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or long-term capital gain tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred or tax-advantaged arrangement, such as a 401(k) plan or a traditional or Roth IRA, in which case you may be subject to federal income tax upon withdrawal of money from a tax-deferred arrangements.

For federal income tax purposes, Fund distributions of investment company taxable income are taxable to you as ordinary income unless any part of such distribution is attributable to and reported as qualified dividend income. For non-corporate shareholders, any distribution attributable to and reported as qualified dividend income will be eligible for the reduced federal income tax rates applicable to long-term capital gain, provided such shareholders meet certain holding period requirements with respect to their Fund shares. For a corporate shareholder, a portion of the Fund’s
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distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its Fund shares. For non-corporate shareholders, distributions of net capital gain are taxable as long-term capital gain no matter how long the shareholder has owned its Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized upon a sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Sale, Exchange or Redemption of Fund Shares. If you are a taxable investor, a sale, exchange or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be realized. For federal income tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a sale or redemption. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

Backup Withholding. By law, if you do not provide the Fund with your proper Social Security Number or taxpayer identification number and make certain required certifications, you may be subject to backup withholding on any distributions of investment company taxable income, net capital gain, or proceeds from the sale, exchange or redemption of your shares. The Fund also must withhold if the IRS instructs it to do so. The rate of backup withholding is set under Section 3406 of the Code for U.S. residents.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when such shareholders subsequently sell, exchange or redeem those Fund shares. The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Other. Fund distributions and capital gains from the sale, exchange or redemption of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% rate on amounts that are not effectively connected with a U.S. trade or business (or lower rate pursuant to certain treaties) and U.S. estate tax. Additionally, non-U.S. investors may be subject to special U.S. tax certification requirements.

This discussion of distributions and taxes is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

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Additional Policies About Transactions

The Fund cannot process a transaction request unless it is properly completed as described in this section. To avoid delays, please call the Fund if you have any questions about these policies. The Fund reserves the right to cancel or change these transaction policies at any time upon 30 days’ written notice to shareholders prior to any change taking effect.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s (or authorized financial intermediary’s) offices.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker. You may also contact the Buffalo Funds directly to purchase and redeem shares of the Fund without this fee. In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases – The Fund may reject purchase orders when they are not received by the Fund, its agents or an authorized financial intermediary in “good order” or when it is in the best interest of the Fund and its shareholders to do so. If your check or ACH does not clear, you will be charged a fee of $25, and you may be responsible for any additional charges incurred by the Fund. If a purchase order is rejected for any reason, the investor will be notified.

Redemptions – The Fund generally sends proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” by the Fund, its agents or an authorized financial intermediary. But the Fund reserves the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Fund cannot accept requests that contain special conditions or effective dates, and the Fund may request additional documentation to ensure that a request is genuine. Under certain circumstances, the Fund may, instead of cash, pay you proceeds in the form of liquid portfolio securities owned by the Fund. For federal income tax purposes, redemptions paid in securities are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. If the Fund pays you with securities in this manner, the total value of such securities on the date of sale will be used to calculate your capital gain or loss for federal income tax purposes with respect to such redemption. If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.

If you request a redemption within 12 days of a purchase, the Fund will delay sending your proceeds until unconditional payment has been collected. This may take up to 12 calendar days from the date of purchase. For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature(s) guaranteed. The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Shareholders who hold their shares in an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Generally, redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding. Please refer to your IRA Disclosure Statement for more information.

The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
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Telephone redemptions cannot be made for retirement plan accounts. You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of trading on the NYSE (generally 4:00 p.m., Eastern time).

Market Timing and Frequent Trading – While the Fund provides shareholders with daily liquidity, the Fund is designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Fund including, but not limited to, market timing. Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders. The Fund does not allow market timing or accommodate market timers and have policies and procedures to that end.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio, negatively impairing the Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs. The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Board of Trustees has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Fund will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer. The Fund may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Fund believes are made by or on behalf of market timers. You will be considered a market timer if you: (i) have requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request; (ii) make investments of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase; or (iii) otherwise seem to follow a timing pattern.

The Fund has implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Fund. For purposes of applying these procedures, the Fund may consider, among other things, an investor’s trading history in the Fund, and accounts under common ownership, influence or control. Under these procedures, the Fund or its agents monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy. If, as a result of this monitoring, the Fund or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For individual accounts where transaction information can readily be accessed, the Fund, the Advisor or their agents will monitor transaction activity. Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors, the ability to monitor trades from the underlying shareholders may be limited. The Fund, the Advisor or their agents will seek to utilize web-based and other tools made available by such financial advisors to provide transparency to screen for excessive short-term trading. If, as a result of the monitoring, the Fund, the Advisor or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will request the financial advisors to restrict the account from further purchases or exchanges.

The Fund has also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity. For more information on fair value pricing by the Fund, please see the section entitled “How Share Price is Determined” above.

The shares of the Fund are not subject to any contingent deferred sales charge or a redemption fee. However, the Fund holds stocks and other investments that generally are domestic, liquid securities, such that the Fund generally does not make an attractive target for predatory trading or arbitrage efforts.

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Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these procedures involves judgments that are inherently subjective. The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Exemptions to the Fund’s policy defining someone as a market timer may only be granted by the Fund’s Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual. Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more. Any waiver of the policies on market timing will not be permitted if it would harm the Fund or its shareholders or subordinate the interest of the Fund or its shareholders. Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Board of Trustees at the next quarterly Board meeting.

Payments to Financial Intermediaries – The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to financial intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payment it receives.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend the Fund. The maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses.

Closure of a Fund – The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Signature Guarantees – Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature from a notary public is not a signature guarantee. For your protection, the Fund requires a guaranteed signature, from either a Medallion program member or a non-Medallion program member, if you request:

•that a redemption be sent to a different payee, bank or address than that which the Fund has on file;
•any redemption within 15 calendar days of a change of address;
•any redemption in excess of $50,000; and
•a change in account registration.

Please note that a signature guarantee is not required for an IRA transfer of any amount, where an executed letter of acceptance from the successor custodian is received and the proceeds are sent directly to the successor custodian.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations. The Fund and/or Transfer Agent also reserve the right to waive any signature requirement at its discretion.

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Corporations, Trusts and Other Entities – Persons who want to purchase or redeem shares of the Fund on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Fund with appropriate documentation establishing their authority to act. The Fund cannot process requests until all required documents have been provided. Please call the Fund if there are questions about what documentation is required.

Exchanges to Another Fund – The minimum exchange amount required to establish a new Fund account is $1,000. After your accounts are established, exchanges may be made in amounts of $100 or more. You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account. You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account. The names and registrations on both accounts must be identical. An exchange of shares of one Buffalo Fund for shares of another Buffalo Fund will be treated for federal income tax purposes as a redemption followed by a purchase of the shares of the other fund, and will thus result in the same tax treatment as a redemption of Fund shares. Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy. You should review the Prospectus for information relating to the Buffalo Fund in which you are investing. All shareholders who have selected this option on their account application are able to perform exchanges by telephone. Call the Fund (toll-free) at 1-800-49-BUFFALO (1-800-492-8332) to learn more about exchanges.

Converting Shares – Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Investor Class shares may convert to Institutional Class. If you hold shares directly with the Fund and your account meets the eligibility requirements for conversion to the Institutional Class, call the Fund (toll-free) at 1-800-49-BUFFALO (1-800-492-8332) for information on how to make the conversion. Shareholders holding shares through financial intermediaries (such as a broker-dealer or bank) should contact their intermediary to determine if their account can be converted to Institutional Class shares.

The conversion of shares is not expected to be a taxable event for federal income tax purposes and should not result in the recognition of a gain or loss by shareholders, although each shareholder should consult with his or her own tax professional.

Telephone/Internet Services – Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Fund by telephone and shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor the Transfer Agent is liable for any loss incurred due to failure to complete a telephone transaction prior to market close. If you are unable to reach the Fund by telephone, you may contact the Fund by mail or by accessing the Fund’s web site at www.buffalofunds.com. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone instructions are genuine. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. If such procedures are followed neither the Fund nor any person or entity that provides services to the Fund will be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests. Once a telephone or internet transaction has been placed, it cannot be canceled or modified after the close of trading on the NYSE (generally 4:00 p.m. Eastern time).

Timing of Requests – Your price per share for purchases and redemptions will be the NAV next computed after your request is received in “good order” by the Fund, its agents or an authorized financial intermediary. All requests received in “good order” by the Fund, its agents or an authorized financial intermediary before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be executed at the NAV computed on the same day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Redemption in-Kind – The Fund generally pays redemption proceeds in cash. However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds may be paid in liquid securities with a market value equal to the redemption price. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.
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Anti-Money Laundering Policy – In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), please note that the Transfer Agent may verify certain information on your account application as part of the Fund’s Anti-Money Laundering Compliance Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the entity’s beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify your identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Fund does not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Please contact the Transfer Agent at 1-800-492-8332 if you need additional assistance when completing your application.

Householding – In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-800-49-BUFFALO (1-800-492-8332) to request individual copies of these documents. The Transfer Agent will begin sending individual copies within 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property – It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-800-49-BUFFALO (1-800-492-8332) at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Additional Information – The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment advisor, principal underwriter, custodian and transfer agent, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
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Privacy Policy

This Privacy Policy has been adopted by the Fund. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

KCM is an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Fund.

The Fund and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non‑public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select. The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

• Name	• E-mail address
• Address	• Product-Related Personal Information
• Birthdate	• Product Activity History (things you have done with your
• Phone number	mutual funds such as deposits, transfers, redemptions, etc.)
• Social Security Number

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GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.
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The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

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Conducting Business with the Buffalo Funds

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE OR CONVERT SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must accept telephone and internet transactions on your account application or on the appropriate form. If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.	You may make additional investments ($100 minimum) by telephone/on-line. After the Funds receive and accept your request, and your account has been open for at least 7 business days, the Funds will deduct from your checking or savings account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.	You may withdraw any amount up to $50,000 by telephone/on-line, provided that you have registered for this service previously. The Funds will send money only to the address of record, via ACH or by wire to the bank of record.	You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund. Shares must be exchanged into an identically-registered account(s).

You may convert Investor Class shares of a Buffalo Fund to Institutional Class shares of the same Fund, subject to eligibility requirements for Institutional Class shares.
BY MAIL
All Purchases and Redemptions:

Regular Mail
Buffalo Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207
Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the account minimum requirement. Make your check payable to Buffalo Funds and be sure to indicate the name of the Fund in which you are investing.
Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).	In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on page 24) the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. The Funds will send money to the payee and address specified by you, via ACH or by wire.	For exchanges: In a letter, include the genuine signature of each registered owner, the account number, the number of shares, the share class or dollar amount to be exchanged ($100 minimum into an existing account) and the name of the Buffalo Fund into which the money is being transferred.

For conversions: In a letter, include the genuine signature of each registered owner, account number, the number of Investor Class shares or dollar amount to be converted to Institutional Class shares (subject to the eligibility requirements for Institutional Class shares) and the name of the Buffalo Fund into which money is being transferred.
BY WIRE
U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#075000022

Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit: (Name of specific Buffalo Fund)
(Shareholder name and account number)	First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile. A completed application is required in advance of a wire. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent. You may then contact your bank to wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.	Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund. In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.
Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is charged. If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day. If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.
26

THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Investment:

You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 minimum) from your checking or savings account. The Funds will draft your checking or savings account on the same day each month or quarter in the amount you authorize via ACH. In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. The Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. You may cancel or change your plan at least five days prior to the next scheduled withdrawal or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

27

Additional Information

The SAI contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments and are incorporated herein by reference. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll-free number given below to request other information about the Fund and to make shareholder inquiries. The SAI is also available on-line at the Fund’s Internet site listed below.

Reports and other information about the Fund is also available free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or for a duplicating fee, by sending an e-mail request to publicinfo@sec.gov.

1-800-49-BUFFALO (1-800-492-8332) Buffalo Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701 www.buffalofunds.com	Investment Company Act file number: 811-10303

28

BUFFALO EARLY STAGE GROWTH FUND Investor Class: (BUFOX) Institutional Class: (BUIOX)

STATEMENT OF ADDITIONAL INFORMATION

October 16, 2020

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Buffalo Early Stage Growth Fund’s current Prospectus, dated October 16, 2020, as supplemented. Certain information from the Buffalo Funds’ Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information. To obtain the Prospectus or the most recent annual or semi-annual report to shareholders, free of charge, please call the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

TABLE OF CONTENTS

INTRODUCTION

This Statement of Additional Information (“SAI”) provides additional information concerning the organization, operation and management of the Buffalo Early Stage Growth Fund (the “Early Stage Growth Fund” or the “Fund”), a series of Buffalo Funds, a Delaware statutory trust (the “Trust”). Effective October 16, 2020, the Fund’s name changed from the “Buffalo Emerging Opportunities Fund” to the “Buffalo Early Stage Growth Fund.” Other series of the Trust are offered in a separate Prospectus and SAI.

The Trust is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as “diversified” under the 1940 Act. “Diversified” means that at least 75% of the value of the Fund’s total assets must be comprised of: (i) cash and cash items; (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) securities of other investment companies; or (iv) other securities; provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations. The Fund may not change its classification as “diversified” without shareholder approval.

The Fund has elected and intends to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is generally not subject to federal income taxes on amounts distributed to shareholders provided that the Fund complies with all applicable Code requirements regarding the sources of its income, the timing, amount, and character of its distributions, and the diversification of its assets. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the Fund’s taxable year: (i) at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar, or related trades or businesses, or of certain qualified publicly traded partnerships.

Kornitzer Capital Management, Inc. serves as the Fund’s manager and investment advisor (“KCM” or the “Advisor”). KCM oversees the investment program and management of the Fund’s investments and makes the Fund’s day-to-day investment decisions.

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on February 14, 2001. The Fund is one series, or mutual fund, formed by the Trust.

With respect to the Fund, the Trust may offer more than one class of shares. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The Trust, on behalf of the Fund, has adopted a multiple class plan under Rule 18f-3 under the 1940 Act, detailing the attributes of the Fund’s share classes. The Fund offers two classes of shares: Investor Class shares and Institutional Class shares.

An unlimited number of shares of beneficial interest in the Trust were authorized for each series of the Trust. All shares of the Fund have the same rights and privileges as other shares of the same Fund. Each full and fractional share issued and outstanding has: (1) equal voting rights with respect to matters that affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Trust’s Board of Trustees (the “Board of Trustees”) may create other series of the Trust and divide any series into separate classes. Shareholders do not have pre-emptive or conversion rights. The Fund will not hold regular annual shareholder or other shareholder meetings except as required by the 1940 Act and other applicable laws, or as determined by the Board of Trustees.

Non-cumulative voting. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Shareholder meetings. The Fund will not hold annual meetings except as required by the 1940 Act and other applicable laws. The Fund has undertaken that the Board of Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

INFORMATION ABOUT THE FUND’S INVESTMENTS

The objectives, strategies and policies discussed in this SAI and in the Fund’s Prospectus generally apply when the Fund makes an investment. If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, the Fund is usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of the Fund’s restrictions. If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, the Fund will, within three days thereafter, excluding Sundays and holidays, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300%. Likewise, in the event that the Fund’s holdings in illiquid securities exceeds its limitations due to market factors, the Fund will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Changes to investment objectives, strategies or policies. Unless otherwise stated, the Fund’s investment objectives, strategies or policies may be changed only by the Board of Trustees, without shareholder approval. However, the Fund has a strategy of normally investing at least 80% of its net assets according to a particular strategy and will not change its investment objective without providing 60 days’ advance written notice of the change to shareholders.

NON-PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

Cash Management. The Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include money market securities, money market mutual funds, commercial paper, bank certificates of deposit and repurchase agreements that are collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Advisor looks for suitable investment opportunities. There may also be times when the Fund attempts to respond to market, economic, political or other conditions by investing up to 100% of its assets in these types of investments. During such times, the Fund taking the defensive position may not be able to pursue its primary investment objective and, instead, may focus on preserving its assets.

In pursuing cash management strategies, the Fund applies the following criteria to its investments:

(1)    certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;
(2)commercial paper will be limited to companies rated P-1 or higher by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 or higher by S&P Global Ratings (“S&P”), or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;
(3)the Fund will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody’s or AA or higher by S&P;
(4)the Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and
(5)the Fund will invest in U.S. Government obligations, which include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.

Repurchase Agreements. The Fund may invest in repurchase agreements in accordance with regulatory requirements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during such period. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The counter-party (usually a bank or broker-dealer) must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements by the Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

Illiquid Securities. The Fund may invest in illiquid securities, but these investments will not exceed more than 15% of the Fund’s net assets. The Fund considers a security to be illiquid if the Fund reasonably expects that a security cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the security. In the event that the Fund’s holdings in illiquid securities exceeds 15% of its net assets due to market factors, the Fund will make such adjustments necessary to reduce its holdings in illiquid securities to comply with the 15% limitation. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to the Fund.

Restricted Securities. The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the Illiquid Securities section, provided that a determination is made that such securities have a readily available trading market. The Fund may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor and if, as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Temporary Defensive Position. The Fund generally holds some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times when the Fund may respond to market, economic, or political considerations by investing up to 100% of its assets in high quality, short-term debt securities. During those times, the Fund will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets. Also, a temporary defensive strategy still has the potential to lose money.

Commercial Paper. Commercial paper is an unsecured, short-term loan of a corporation, typically for financing accounts receivable and inventory. Investments in commercial paper are limited to obligations rated Prime-1 by Moody’s or A-1 by S&P or, if not rated by Moody’s or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P.

Other Investment Companies. The Fund may invest a portion of its assets in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”). The Fund’s investments in money market mutual funds may be a part of its cash management strategy and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and the rules and regulations thereunder. In general, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also take advantage of certain rules and regulations promulgated under the 1940 Act that may allow it to invest in certain types of funds (i.e. money market funds) in excess of the Section 12(d)(1) limits, provided that such investments would be consistent with the Fund’s investment objectives, policies and restrictions. The Fund sometimes takes advantage of such rules and regulations in connection with cash management strategies.

In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Additionally, if the Fund has an investment policy of investing at least 80% of its assets in a particular type of security, the Fund will not include its investments in other investment companies for the purpose of such policy.

The Fund’s investment in other investment companies may consist of shares of ETFs. ETFs are securities whose value tracks a well-known securities index or basket of securities. The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. Bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Board of Trustees has adopted the following investment restrictions as fundamental policies for the Fund as stated below. These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, which means, under the 1940 Act, the vote of: (1) more than 50% of the outstanding voting securities of a Fund; or (2) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less. Many of these investment restrictions recite the current legal or regulatory requirements. When the legal or regulatory requirements change, the Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with the Fund’s investment objective, strategies and policies.

The Fund will not:

(1)as to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies);
(2)engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments) provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein or investment in securities that are secured by real estate or interests therein;
(3)underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);
(4)make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of the Fund’s total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt securities or instruments; (b) enter into repurchase agreements; and (c) lend its securities, all as permitted under its investment strategies and policies as set forth in the Fund’s registration statement(a),(b),(c),(d);
(5)borrow money or issue senior securities except as the 1940 Act, any rule thereunder, any SEC staff interpretation thereof or SEC exemptive order, may permit, provided that, the Fund may borrow from a bank in amounts not exceeding one-third of its total assets (including the amount borrowed) and up to 5% of its total assets for temporary purposes;
(6)make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof)(e) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the

U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies); or
(7)purchase or sell physical commodities or commodities contracts (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) except that the Fund may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) currencies; and (c) commodities contracts relating to financial instruments such as financial futures and options thereon, futures contracts, options, forward contracts, swaps, floors, caps, collars and other financial instruments.

(a)The 33 1/3% limit refers to the restrictions on borrowing and issuing senior securities under the 1940 Act. Although the Fund is permitted to make loans, loans are also subject to the limit of 33 1/3% of the Fund’s total assets.
(b)Pledging of Assets: A pledged asset is an asset that is transferred to a lender for the purpose of securing debt. The lender of the debt maintains possession of the pledged asset, but does not have ownership unless default occurs. Under the regulatory restrictions of the 1940 Act, the Fund may pledge assets only if it conforms with requirements that no more than 33 1/3% of the Fund’s net assets are encumbered, either through a pledge of assets as collateral or other forms of encumbrance. In addition, the 1940 Act imposes other restrictions regarding, among other things, the manner in which assets may be pledged. The Fund currently does not engage in the pledging of assets.
(c)Securities Lending: The 1940 Act generally permits the Fund to lend portfolio securities, provided that the Fund has adopted a fundamental investment policy permitting the making of loans to other persons. The Fund has a Fundamental Investment Restriction which permits lending pursuant to the regulatory requirements. In addition, the SEC staff has developed guidelines regulating the securities lending activities of funds, which guidelines are set out primarily in a series of SEC staff no-action letters. The guidelines developed by the SEC staff relating to securities lending activities are summarized below:
•Collateral. With respect to each loan, the Fund must receive eligible collateral equal to at least 100% of the market value of the securities loaned. Collateral must be marked daily to account for any increases in the market value of the securities loaned and/or decreases in the market value of the collateral
•Termination. The Fund must have the right to terminate the loan at any time and recall the securities within the normal and customary settlement time for the loaned securities.
•Returns. The Fund must receive a reasonable return on the loan.
•Fees. With the approval of the Board of Trustees, the Fund may pay reasonable fees to entities engaged in securities lending activities on behalf of the Fund.
•Voting Rights. The Fund must be able to exercise voting rights with respect to material matters for issuers of securities loaned.
•Loan Limit. The Fund may not loan securities with a value in excess of one-third of its total asset value.
(d)Repurchase Agreements: Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price. The Fund is authorized to use repurchase agreements as a non-principal investment strategy, and subject to market conditions, currently intends to invest no more than 10% of net assets in repurchase agreements.
(e)SEC position on Industry Concentration: The 1940 Act requires the Fund to disclose a policy or intention to concentrate in any industry or group of industries. The SEC Staff has taken the position that an investment of 25% or more of the Fund’s total assets in a particular industry is considered “concentration” in that industry. (See, e.g., Guide 19 of Form N-1A.) The Staff position also applies to the holding of debt securities. For purposes of this Fundamental Investment Restriction, the limitation on concentrating in “any one industry” also applies to any “group of industries”. The Fund may be concentrated in a sector but will not be concentrated in any industry or group of industries.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Board of Trustees has adopted the following investment restrictions as non-fundamental policies for the Fund. The Board of Trustees may change these non-fundamental investment restrictions without shareholder approval.

(1)The Fund is permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction). Current regulatory limits, with certain exceptions regarding the Fund’s investment in money market funds, allow the Fund to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies. The Fund currently operates in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act. The Fund also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.
(2)The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.
(3)The Fund will not invest in any issuer for purposes of exercising control or management.
(4)The Fund will not purchase additional securities when outstanding borrowings exceed 5% of the Fund’s total assets.
PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.

The portfolio turnover rates for the Fund as of the fiscal years ended March 31, 2020 and 2019 were as follows:

	Portfolio Turnover
Name of Fund	2020	2019
Early Stage Growth Fund	22%	40%

FUND SECURITIES TRANSACTIONS

The Fund’s Advisor makes the decisions about buying and selling securities for the Fund. It selects brokers and dealers to execute securities transactions, allocate portfolio brokerage and principal business and negotiate commissions and prices for securities. In instances where securities are purchased on a commission basis, the Fund’s Advisor seeks best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade. The Fund paid the following brokerage commissions during the last three fiscal years:

	Fiscal Year Ended March 31,
Name of Fund	2020	2019	2018
Early Stage Growth Fund	$85,617(1)	$117,506(2)	$171,696
(1)The decrease in the Early Stage Growth Fund’s brokerage commissions from 2019 to 2020 is attributable to a decrease in turnover.
(2)The decrease in the Early Stage Growth Fund’s brokerage commissions from 2018 to 2019 is attributable to lower sales necessary in order to meet fund outflows as well as lower commission rates.

The level of brokerage commissions generated by the Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the Advisor’s interpretation of the market or economic environment, etc.

The Fund believes it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research services provided to the Fund. The Fund may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the NYSE or through other major securities exchanges. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders. The nature of research services the Fund may receive includes (1) advice furnished, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities and/or (2) analyses and reports furnished concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of the Fund’s portfolio securities. Allocation is reviewed regularly by both the Board of Trustees and the Advisor.

Although the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to their clients, or who act as agent in the purchase of the Fund’s shares for their clients, the Fund does not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker-dealers may be useful to the Advisor in serving other clients, as well as the Fund. Likewise, the Fund may benefit from research services obtained by the Advisor from the placement of their other clients’ portfolio brokerage.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of the Fund’s shareholders, the Fund may join with the Advisor’s other clients in acquiring or disposing of a security. Securities acquired or proceeds obtained will be equitably distributed among the Fund and the Advisor’s other clients participating in such a transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. During the fiscal year ended March 31, 2020, the Fund did not acquire any such securities.

The Fund is also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

The following table below indicates the total amount of brokerage commissions paid by the Fund for transactions directed to a broker because of research services provided during the fiscal year ended March 31, 2020.

	Fiscal Year Ended March 31, 2020
Fund Name	Commissions	Transactions
Early Stage Growth Fund	$9,720	$38,047,635

ADDITIONAL PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES

The Advisor and/or the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing and marketing support. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold. The level of payments made to a qualifying financial intermediary in any given year will vary. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of the date of this SAI, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend the Fund. Your financial intermediary may charge you additional fees and commissions. You should consult your dealer or financial intermediary for more details about any such payment it receives. As of the date of this SAI, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with the Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Investor Class shares of the Fund, which authorizes the Fund to pay Investor Class shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the Fund’s average daily net assets attributable to Investor Class shares. The Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Investor Class shareholders.

PURCHASING AND SELLING SHARES

PURCHASES

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without these fees. Each order accepted will be fully invested in whole and fractional shares of the Fund, unless the purchase of a certain number of whole shares is specified, at the net asset value (“NAV”) per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in the account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information. Annual statements are available from the Fund’s “Transfer Agent” at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in book-entry form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Fund will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Fund against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled. A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser. The purchaser may also be prohibited from, or restricted in, placing further orders. If an order is cancelled or rejected for any reason, the investor will be notified within one to two business days.

SALES (REDEMPTIONS)

The Fund will not be responsible for the consequences of delays that are out of its immediate control, including delays in the banking or Federal Reserve wire systems. The Fund cannot process transaction requests that are not completed properly.

The Fund may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of the Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below”) by purchasing and redeeming shares of the Fund on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of a Fund’s shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in-kind. If shares are redeemed in kind, the redeeming shareholder will incur expenses subsequently converting the securities into cash and would bear any market risk until such securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

MARKET TIMERS

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. These policies are summarized below.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs. The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Fund does not allow market timers. The Fund may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer. You will be considered a market timer if you: (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request; (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase; or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

ANTI-MONEY LAUNDERING PROGRAM

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund’s Customer Identification Program, the Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.

NET ASSET VALUE

The NAV and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (generally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect the Fund’s NAV, days during which the Fund receives no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading. The Fund does not compute its NAV on days when the NYSE is closed or on the following customary holidays:

New Year’s Day    January 1
Martin Luther King Jr. Day     Third Monday in January
Presidents’ Day    Third Monday in February
Good Friday    Friday before Easter
Memorial Day    Last Monday in May
Independence Day    July 4
Labor Day     First Monday in September
Thanksgiving Day    Fourth Thursday in November
Christmas Day    December 25

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked price will be used.

If market quotations are not readily available, the security is valued by such method as the Board of Trustees shall determine in good faith to reflect the security’s fair value. Debt securities with remaining maturities of 60 days or less are valued at the last sale price reported. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices. U.S. Government and Agency Securities are valued at the mean between the most recent bid and asked prices provided by a pricing service. Other debt securities are value at the mean between the closing bid and the asked prices provided by a pricing service. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.

Redeemable securities issued by open-end investment companies and held by the Fund are valued on any given business day using the respective NAVs of such companies for purchase and/or redemption orders placed on that day.

The Fund has adopted fair valuation procedures for use in appropriate circumstances. As part of these procedures, the Board of Trustees has established a Valuation Committee. The Valuation Committee oversees the pricing process and compliance with the Pricing Procedures. If no price, or in KCM’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security shall be fair valued. The Board of Trustees has delegated to the Valuation Committee the authority to provide fair value determinations. The Valuation Committee will meet by phone or any other electronic means, including email, to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

VALUATION OF FOREIGN SECURITIES

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. This type of trading may dilute the value of the Fund’s shares if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Fund’s portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated. Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the Board of Trustees.

CALCULATION OF NAV

The NAV per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	NAV per share
Shares Outstanding

An example of how the Fund calculated its net asset value per share as of March 31, 2020 is as follows:

Early Stage Growth Fund

$42,632,675	=	$12.50
3,411,459

ADDITIONAL PURCHASE AND REDEMPTION POLICIES

The Fund reserves the right to:

(1)waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders who invest through any of the Fund’s special investment programs;

(2)cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of the Fund and its shareholders;

(3)begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 30 days’ written notice to you;

(4)begin charging a fee for the telephone service and to cancel or change the service upon 30 days’ written notice to you;

(5)begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

(6)waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. The Fund may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Fund has other reasons to believe that this requirement would be in the best interest of its shareholders.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

Board Leadership Structure

The Board of Trustees is currently comprised of three Independent Trustees –Mr. Philip J. Kennedy, Ms. Rachel F. Lupardus, and Mr. Jeffrey D. Yowell – and one Interested Trustee – Mr. Robert J. Male. Mr. Male is an interested person of the Trust by virtue of the fact that he is an employee and stockholder of the Advisor.

The Board of Trustees has established four standing committees – the Audit Committee, the Marketing and Distribution Committee, the Nominating Committee and the Valuation Committee. All Independent Trustees are members of the Audit Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. The Valuation Committee consists of one Interested Trustee and employees of the Advisor. The Marketing and Distribution Committee consists of one Independent Trustee.

Each Trustee was appointed to serve on the Board of Trustees because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Fund. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Fund and the Trust as a whole. The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings. In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO regularly discusses risk issues affecting the Trust and the Fund during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees which is responsible for protecting the interests of Fund shareholders under the laws of Delaware. The Trustees are experienced business and academic persons, who meet throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review Fund performance. The officers of the Trust are responsible for supervising the Fund’s business operations, but the Fund are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE
Robert J. Male(1) 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1963	Trustee	Indefinite term and served since April 2020.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	10	None
INDEPENDENT TRUSTEES
Philip J. Kennedy 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1945	Trustee	Indefinite term and served since May 1995.	Business Consultant.	10	None
Rachel F. Lupardus 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1972	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present; Chief Financial Officer, Customer Engagement, KBM Group LLC (marketing services company) 2014 – 2015.	10	None

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Jeffrey D. Yowell 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1967	Chairman Trustee	One year term and served since December 31, 2017. Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present.	10	None
OFFICERS
Kent Gasaway 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1960	President and Treasurer	One year term and served since April 2020.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	10	None
Fred Coats 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1965	Chief Compliance Officer Anti-Money Laundering Officer Secretary	Indefinite term and served since May 2015. Indefinite term and served since May 2015. Indefinite term and served since August 2019.	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present; Private Practice Attorney 1993 – 2015.	N/A	N/A
(1)    Mr. Robert J. Male is deemed to be an “interested person” of the Fund as that term is defined in the 1940 Act, by virtue of the fact that he is an employee and stockholder of the Advisor.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Robert J. Male. Mr. Male has served as a Trustee of the Trust since April 2020. Mr. Male has served on the investment staff of the Advisor since 1997. In addition, Mr. Male has served as co-portfolio manager for the Small Cap Fund since its inception. Mr. Male has served as an investment professional since 1986. Through his employment experience, Mr. Male is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy. Mr. Kennedy has served as a Trustee of the Trust since inception, and serves as the

Chair of the Audit Committee. He is a C.P.A. and serves as a business consultant, since 1987. In addition, Mr. Kennedy also served as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, from 2001 to 2011. Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Rachel F. Lupardus. Ms. Lupardus has served as a Trustee of the Trust since October 2015. Ms. Lupardus has been the Chief Operating Officer/Chief Financial Officer of Trozzolo Communications Group, a marketing communications agency, since March 2015. Prior to that Ms. Lupardus served as the Chief Financial Officer of KBM Group LLC, Customer Engagement, from 2014 until March 2015 and as Chief Financial Officer of DataCore Marketing LLC, an entity that was acquired by KBM Group LLC in 2007, from 2004 to 2013. Through her employment experience, Ms. Lupardus is experienced with financial, accounting, regulatory and investment matters.

Jeffrey D. Yowell. Mr. Yowell has served as a Trustee of the Trust since October 2015, and as Chairman of the Board since December 31, 2017. He has been the President and owner of Getter Farms, LLC, an agriculture and farm operation since 2007. Mr. Yowell was the owner, President and Chief Executive Officer of DataCore Marketing, LLC from 1992 – 2007. KBM Group LLC purchased DataCore Marketing, LLC in 2007; however, Mr. Yowell continued to serve as President and CEO of DataCore until 2012. Mr. Yowell served as President of KBM Group LLC in 2013. KBM and DataCore Marketing, LLC, are both marketing services companies. Through his employment experience, Mr. Yowell is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of December 31, 2019, the Fund’s officers, and the Board as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

As of December 31, 2019, the Trustees had the following interests in the Fund’s securities:

Name of Fund	Robert J. Male Interested Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Early Stage Growth Fund	Above $100,000	$1 - $10,000	None	$1 - $10,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)	Above $100,000	Above $100,000	Above $100,000	Above $100,000
(1)    Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

COMMITTEES OF THE BOARD

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm. The Audit Committee is comprised of all of the Trust’s Independent Trustees, and Mr. Kennedy serves as the Chair of the Audit Committee. The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls. The Audit Committee met twice during the Trust’s last fiscal year.

Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments and periodically review the responsibilities and need for all committees of the Board of Trustees. The Nominating Committee is comprised of all of the Trust’s Independent Trustees and Mr. Yowell serves as the Chair of the Nominating Committee. In accordance with the Trust’s Nominating Committee charter, Trustees are subject to mandatory retirement during the year in which they turn 75. The Nominating Committee met once during the Trust’s last fiscal year.

Qualifying Shareholders may recommend nominations for Board members. A Qualifying Shareholder is a (i) shareholder that beneficially owns more than 3% of the Fund’s outstanding shares for at least 3 years prior to submitting the recommendation to the Nominating Committee, or (ii) a group of shareholders that beneficially own, in the aggregate, more than 3% of a Fund’s shares for at least 3 years prior to submitting the recommendation to the Nominating Committee. Each Qualifying Shareholder must also provide a written notice to the Nominating Committee containing the following information:

(i) the name and address of the Qualifying Shareholder making the recommendation;

(ii) the number of shares of each class and series, if any, of shares of the Fund which are owned of record and beneficially by such Qualifying Shareholder and the length of time that such shares have been so owned by the Qualifying Shareholder;

(iii) a description of all arrangements and understandings between such Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(iv) the name, age, date of birth, business address and residence address of the person or persons being recommended;

(v) such other information regarding (i) the Qualifying Shareholder and (ii) each person recommended by such Qualifying Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the Board;

(vi) whether the Qualifying Shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and

(vii) the written consent of each person recommended to be named in the Fund’s proxy statement and to serve as a Trustee of the Trust if so nominated and elected/appointed.

It is the intention of the Nominating Committee that the Qualifying Shareholder demonstrate a significant and long-term commitment to the Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and all of its shareholders.

In the event the Nominating Committee receives a recommendation from a Qualifying Shareholder (i) during a time when no vacancy exists or is expected to exist in the near term or (ii) within 60 days of the date of a meeting of the Board at which the Board acts to fill a vacancy or call a meeting of shareholders for the purpose of filling such vacancy, and, in each case, the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Valuation Committee

The Board of Trustees has appointed a Valuation Committee that is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees. The Valuation Committee meets as necessary when a market quotation for a portfolio security of the Fund is not readily available. Currently, Mr. William Kornitzer, CFA, co-portfolio manager of the Buffalo International Fund, Mr. Alexander Hancock, CFA, portfolio manager of the Buffalo Large Cap Fund and co-portfolio manager of the Buffalo Small Cap Fund, and Mr. Jeff Deardorff, CFA, co-portfolio manager of the Buffalo High Yield Fund and Buffalo Dividend Focus Fund are members of the Valuation Committee. The Valuation Committee did not meet during the Trust’s last fiscal year.

Marketing and Distribution Committee

The Board of Trustees has appointed a Marketing and Distribution Committee, which has the responsibility, among other things, to oversee and advise the Board on: (i) efforts to increase the Fund’s brand recognition and endorsement through various avenues including but not limited to the Fund’s website, collateral materials, social media, etc.; (ii) marketing and distribution strategies for the Fund, including competitive positioning within the marketplace; and (iii) the quantitative and qualitative effectiveness and competitiveness of the Fund’s marketing strategies and expenditures. The Marketing and Distribution Committee meets as often as deemed necessary. The Marketing and Distribution Committee may invite members of KCM and/or external marketing experts/resources, to attend its meetings as it deems appropriate. Currently, Mr. Yowell is the member of the Marketing and Distribution Committee. The Marketing and Distribution Committee met four times during the Trust’s last fiscal year.

COMPENSATION AND REIMBURSEMENT OF OUT-OF-POCKET EXPENSES

The Fund does not directly compensate any Trustee or Trust officer for their normal duties and services. Mr. Male, who is an interested Trustee due to his employment and his ownership stake in the Advisor, is compensated by the Advisor and not by the Fund. U.S. Bank Global Fund Services (“Fund Services”) pays the trustee fees from its share of the management fee that it receives from KCM.

For the fiscal year ended March 31, 2020, each Independent Trustee received an annual retainer of

$42,000 for the fiscal year (April 1 to March 31), plus $200 for each meeting of the Board of Trustees attended in-person and $100 for telephone attendance. The Chair of the Board of Trustees receives additional annual compensation of $10,000. The Chair of the Audit Committee receives additional annual compensation of $5,000. The Board of Trustees generally meets four times each year.

In addition, the Fund is directly responsible for payment of out-of-pocket expenses incurred by the Independent Trustees for travel, meals, lodging and similar items in connection with attendance at conferences or Board meetings. Reimbursements to Trustees for out-of-pocket expenses are accrued and paid for by the Fund. Payment of out-of-pocket expenses is allocated equally among the Buffalo Funds.

The following table shows the total amount of compensation paid to each Independent Trustee, including fees paid on behalf of the Fund by Fund Services and out-of-pocket expenses paid directly by the Fund, for the fiscal year ended March 31, 2020:

Compensation Table
Name of Person, Position	Aggregate Compensation Paid on behalf of Buffalo Funds by Fund Services	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Amount of Compensation
Philip J. Kennedy, Independent Trustee(1)	$55,000	None	None	$55,000
Rachel F. Lupardus, Independent Trustee	$50,000	None	None	$50,000
Jeffrey D. Yowell, Independent Trustee(1)	$60,000	None	None	$60,000
(1)For the fiscal year ended March 31, 2020, the reimbursement of out-of-pocket expenses paid by the Buffalo Funds were $2,870 for Mr. Kennedy and $1,250 for Mr. Yowell.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Fund discloses a complete list of its portfolio holdings four times in each fiscal year, within 60 days of the end of each fiscal quarter. The Fund files the lists with the SEC on Part F of Form N-PORT, and the semi-annual and annual reports to shareholders are mailed to all shareholders of record. Shareholders may view Part F of the Fund’s Form N-PORT on the SEC’s web site at www.sec.gov.

The Board of Trustees has approved ongoing arrangements with service providers, whereby current portfolio holdings information is made available to such service providers. These service providers are Fund Services, the Fund’s administrator, accountant and transfer agent, U.S. Bank, National Association, the Fund’s custodian, Ernst & Young LLP, the independent registered public accounting firm, and Godfrey & Kahn, S.C., outside legal counsel. The Fund may also disclose holdings information to financial printers or proxy voting services. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Fund may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process. No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Board of Trustees.

Additionally, the Fund may provide information regarding its portfolio holdings to shareholders, firms and institutions before its public disclosure is required or authorized as discussed above, provided that: (i)

the recipient makes a specific request to the Fund for the information and the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed. Non-public portfolio holdings information will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Fund’s policy on portfolio disclosures may only be made by the Fund’s CCO and must be disclosed to the Board of Trustees at its next regularly scheduled quarterly meeting. In the event of a conflict between the interests of the Fund and the interests of the Advisor, the Fund’s CCO shall make a determination in the best interests of the Fund and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made. The Board of Trustees is also responsible for reviewing any potential conflict of interest between the interests of the Fund’s shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the Fund’s portfolio disclosure policy on an annual basis.

INVESTMENT ADVISOR AND MANAGER

Kornitzer Capital Management, Inc. serves as the Fund’s investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business. John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors. Kent W. Gasaway, Robert Male, Willard Lynch and John C. Kornitzer each own 5% or more of the firm. Mr. Robert Male, a portfolio manager for KCM, is affiliated with the Fund through his service as an Interested Trustee. Mr. Kent Gasaway, a portfolio manager for KCM, is affiliated with the Fund through his service as President and Treasurer of the Trust.

KCM serves as investment advisor and manager of the Fund pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. KCM provides business management and advisory services, and contracts with others to provide other needed services for the Fund. In this respect, KCM has entered into a Master Services Agreement with Fund Services pursuant to which Fund Services provides or obtains various operational services required by the Fund, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of Fund Services.

As compensation for its services, the Fund pays KCM a fee at the annual rate of one and thirty one-hundredths of a percent (1.30%) of the Fund’s average daily net assets. KCM pays Fund Services a fee of thirty one-hundredths of one percent (0.30%) of the Fund’s average daily net assets out of the fees KCM receives from the Fund. Both KCM’s and Fund Services’ fees are computed daily and the Fund pays KCM’s fees monthly. Prior to July 1, 2019, the Fund paid KCM a fee at the annual rate of one and forty-five one-hundredths of a percent (1.45%) of the Fund’s average daily net assets.

For the past three fiscal years, the following management fees were paid by the Fund to KCM:

	Fiscal Year Ended March 31,
Name of Fund	2020	2019	2018
Early Stage Growth Fund	$1,148,351	$1,264,328	$1,301,289

PRINCIPAL UNDERWRITER

The Distributor, Quasar Distributors, LLC, a Delaware limited liability company located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, is the principal underwriter for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. The offering of the Fund’s shares is continuous, and the Distributor will distribute the shares on a best-efforts basis.

CODE OF ETHICS

The Fund, the Advisor and the Distributor have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures. These codes of ethics are on file with the SEC.

PROXY VOTING POLICY

The Board has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies relating to portfolio securities held by the Fund, subject to Board oversight. Such policy provides that it is the policy of the Fund to adopt the policies and procedures used by the Advisor to vote proxies relating to portfolio securities held by its clients, including the Fund. At least annually, the Advisor presents to the Board its proxy voting policies and procedures and a record of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period. With respect to those proxies the Advisor has identified as involving conflicts of interest, the Advisor is required to submit a separate report indicating the nature of the conflict of interest and how it was resolved.

When voting proxies, the Advisor’s primary concern is to make decisions in the best interests of its clients, which are intended to enhance the economic value of the assets of clients’ accounts. Generally, the Advisor votes against management proposals not in the shareholders’ best interest, which may include: issues regarding the issuer’s board entrenchment and anti-takeover measures; provisions providing for cumulative voting rights; and election of directors who sit on more than five boards. The Advisor votes in favor of routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will normally be voted with management. Where a proxy proposal raises a material conflict between the Advisor’s interests and its clients’ interests, to the extent the Advisor has little or no discretion to deviate from its proxy guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy. To the extent that the Advisor has discretion to deviate from its proxy guidelines with respect to the proposal in question, the Advisor discloses the conflict to the clients and obtains each client’s consent to the proposed vote prior to voting the securities. If clients do not respond to such a conflict and disclosure request or deny the request, the Advisor will abstain from voting the securities held by such clients.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-800-49-BUFFALO

(1-800-492-8332), or by accessing the SEC’s website at http://www.sec.gov.

CUSTODIAN

U.S. Bank, National Association (the “Custodian”), an affiliate of Fund Services located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

LEGAL COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s financial statements are audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm.

ADMINISTRATOR

The Advisor has retained Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Fund. Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger; the preparation of the Fund’s financial statements; the determination of the net asset value of the Fund’s assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

For the past three fiscal years, the following fees for administration and accounting services were paid by KCM to Fund Services under the Master Services Agreement:

Fiscal Year Ended March 31,
2020	2019	2018
$1,533,922	$1,175,961	$1,389,639

TRANSFER AGENT

The Advisor has retained Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, to serve as the transfer agent for the Fund. The transfer agent performs shareholder service functions such as: maintaining the records of each shareholder’s account; answering shareholders’ inquiries concerning their accounts; processing purchases and redemptions of the Fund’s shares; acting as distribution disbursing agent; and performing other accounting and shareholder service functions.

Certain Trustees and officers of the Trust are also officers or Directors of KCM as noted in the section entitled “Management of Fund” above.

PORTFOLIO MANAGERS OF THE FUND

The Fund is managed by a portfolio management team supported by an experienced investment analysis and research staff. Descriptions of the portfolio managers’ education, training, and experience are provided in the Prospectus.

Other Accounts Managed by Portfolio Managers

The following table identifies, for each portfolio manager of the Fund, the number of other accounts managed (including other Buffalo Funds managed by the same manager), and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. The Fund’s portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees. Information in the table is shown as of March 31, 2020 (except as otherwise noted). Asset amounts are approximate and have been rounded.

	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Emerging Opportunities Fund
Craig Richard	0	N/A	0	N/A	0	N/A
Doug Cartwright	0	N/A	0	N/A	0	N/A

(1)Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2020 (except as otherwise noted):

Portfolio Manager	Dollar Range in Portfolio
Craig Richard	$50,001 - $100,000
Doug Cartwright	$50,001 - $100,000

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

The management of multiple accounts gives rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple accounts, including the Fund. A portfolio manager may execute transactions for the Fund or account that may adversely impact the value of securities held by another Fund or account. Securities selected for one account may outperform the securities selected for another account.

As a registered investment adviser, the Advisor and the portfolio managers have a fiduciary duty to place the interests of clients first, before their own interests. Therefore, conflicts of interest inherent in the management of multiple accounts must be addressed. When a portfolio manager determines, based on the Fund or account’s investment objectives and restrictions, that an investment is appropriate or suitable for more than one Fund or account, the following considerations apply.

Trade Practices. Portfolio managers follow certain trade practices in executing and processing trades for multiple accounts. Portfolio managers may be deemed to have conflicts of interest to the extent the trade practices result in better execution and performance in certain accounts. Portfolio managers monitor and modify the trade practices to avoid the potential for conflicts of interest and to act in the best interest of the Fund and accounts to the fullest extent possible over time. Because multiple factors influence execution beyond their control, portfolio managers may be unable to minimize the effects of the trade practices on execution and different execution results may occur as among accounts. The trade practices may cause varying account performance. Advice and actions taken for one account will differ from advice and the time and nature of actions for other accounts. Transactions in a specific security may not be accomplished for all accounts at the same price and at the same time.

Trade Aggregation. When the same investment decisions are made for multiple accounts, the portfolio managers aggregate trades for execution to achieve better and more efficient execution and more consistent results across accounts. Portfolio managers may not aggregate trades if reduced costs may not be achieved because administrative and other costs may be imposed. Portfolio managers use their discretion in aggregating trades.

Aggregated trades are allocated among accounts based on the orders designated for the accounts. Orders may be designated for accounts according to a percentage of the account or on a round lot basis as to each individual account. Upon execution, aggregated trades are processed back into accounts according to the original orders and further dependent on the manner of execution. An aggregated order executed in full is placed back into all accounts, with each account receiving the average execution price and sharing in transaction costs on pro rata basis. If an aggregated trade is executed in a series of transactions, the transactions are processed back into accounts on a pro rata basis according to the relative sizes of the orders placed or on a rotational basis. Sequencing delays and market impact costs may occur among accounts if an aggregated trade is executed in a series of transactions.

Portfolio managers may also process aggregated orders back into accounts in any other manner they deem equitable and consistent with the fiduciary duty to the Fund and other clients. Order processing is also subject to available cash, account restrictions, and all relevant investment considerations.

To the extent portfolio managers designate investments for accounts based on a percentage of account size, when orders are processed on a pro rata basis according to the original relative order sizes, larger accounts have their orders processed first back into their accounts prior to smaller accounts. Variances in execution as between larger and smaller accounts may result. Smaller accounts may receive investments at different times and amounts and may not receive all the same investments as larger accounts. Investment performance among relatively larger and smaller accounts may vary, particularly during periods of relatively higher volatility of performance in accounts.

When portfolio managers process trades on a rotational basis, they process orders among accounts so that all accounts receive a certain minimum amount and then pro rata according to the original orders placed. If an account does not receive the full amount designated for it in any aggregated trade, the account remains eligible for the next order processed or for the next similar investment subsequently placed.

An aggregated trade may be executed in a series of transactions depending on the security, market conditions, and the characteristics of the aggregated trade. When portfolio managers place market limit orders, an aggregated order may not be executed in full. As an order is executed, if the price increases beyond the desired level for the investment, execution of the remaining order may be terminated or postponed.

Portfolio managers may impose minimum transaction sizes for processing orders back into accounts and not process orders into accounts below the minimum transaction size. Imposition of minimum transaction sizes may cause smaller accounts not to receive any amount of an order and larger accounts to receive their complete order when orders are processed on a pro rata basis. To minimize the impact of minimum transaction sizes, portfolio managers may process trades at the lowest minimum transaction size necessary to cause all accounts to receive part of a trade. Portfolio managers may vary the minimum transaction size depending on the actual trade being executed, the accounts aggregated in a trade, the manner of execution and other equitable factors.

Significant administrative difficulties exist in executing transactions in lesser amounts, causing hardships for the custodians in timely settlement and payment, tax considerations, income projections and general administrative burdens. Minimum transaction sizes may be increased because of costs and other factors emanating from account custodians. If the amount of a minimum transaction would be so small that it would provide no material benefit to the account or present difficulty in effecting an advantageous position, portfolio managers may impose higher minimum transaction sizes. Minimum transaction sizes may also be increased during times of more active trading in the accounts and based on investment considerations.

Limited Investment Opportunities. The Fund and other accounts receive different investments according to its investment needs, objectives, and its risk profiles. In certain instances an investment opportunity may be limited in availability for all accounts with similar investment requirements. Portfolio managers endeavor to allocate limited unique investment opportunities among accounts fairly over time and based on factors particular to each account. When making allocations of limited investment opportunities, portfolio managers consider the investment needs, objectives, risk profiles, cash levels, tax considerations and other holdings in the account. After considering the individual factors associated with the accounts, investment opportunities bearing similar investment characteristics are allocated among accounts having similar investment requirements on a rotational basis to the fullest extent possible.

Portfolio managers place initial public offerings in the Fund, certain strategy accounts and collective trust funds they manage if an initial public offering fits within a defined investment strategy of the Fund, strategy account or collective trust fund and is a good investment within the Fund, strategy account or collective trust fund mix. Based on these accounts’ relative larger sizes, flexibility in trading activity and lesser tax considerations, initial public offerings are appropriate for the Fund, certain strategy accounts and the collective trust funds. Portfolio managers reevaluate the suitability of initial public offerings for all the accounts as market conditions and the nature, characteristics and risk of initial public offerings may change. If in the best interests of the accounts, the Advisor modifies the policies according to then current conditions.

Personal Accounts. The portfolio managers’ management of their personal accounts may give rise to potential conflicts of interest. The Fund and the Advisor have adopted a code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

Compensation of Portfolio Managers

Portfolio manager compensation primarily consists of a modest fixed base salary and a larger bonus. Bonuses are determined annually on individual performance and contribution to the firm, performance of funds and accounts managed, and success of the firm overall. A majority of a portfolio manager’s bonus is tied to the overall performance of the Fund based upon relative performance against the primary benchmark and the Morningstar peer group. In addition, other factors impacting the portfolio manager’s bonus include the individual contribution of his/her investment ideas within the portfolios managed and the personal contribution to other portfolios for which they provide analytical support across the firm.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUND

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the Fund’s outstanding equity securities. As a result, control persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities. As of September 30, 2020, the following shareholders were considered to be either a control person or principal shareholder of each Class of the Fund:

Emerging Opportunities Fund – Investor Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	37.27%	Record
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	15.95%	Record
TD Ameritrade, Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	8.42%	Record

Emerging Opportunities Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	Great Plains Trust Holding Co.	KS	64.52%	Record
*    The majority beneficial owner of Great Plains Trust Company is an irrevocable trust created by John C. Kornitzer, the President and Chairman of the Advisor, for the benefit of his family members; therefore, Mr. Kornitzer is considered a principal shareholder in the Fund.

MANAGEMENT OWNERSHIP OF THE FUND

As of December 31, 2019, neither the Trustees who are not “interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor. Accordingly, as of December 31, 2019, neither the Trustees who are not “interested” persons of the Trust, nor members of their immediate family, had any direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates. In addition, as of December 31, 2019, neither the Trustees who are not “interested” persons of the Trust nor members of their immediate family had conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or their affiliates were parties.

DISTRIBUTIONS AND TAXES

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect. These changes could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of the Fund’s distributions made to shareholders. There may be other federal, state, foreign or local tax considerations to a particular shareholder. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. Please consult your tax advisor before investing.

Distributions of Investment Company Taxable Income. The Fund receives income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions on its investments in portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes its “investment company taxable income,” from which distributions may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than amounts attributable to and reported as qualified dividend income) will be taxable to you at ordinary income rates, whether you receive them in cash or in additional Fund shares. For non-corporate shareholders, distributions attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by such shareholders. See the discussion below under the heading, “Qualified Dividend Income for Non-corporate Shareholders.”

Distributions of Net Capital Gain. The Fund may realize capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of investment company taxable income, which includes net short-term capital gain (the excess of net short-term capital gain over net long-term capital loss) will be taxable to you as ordinary income, as described above. Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gain regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryforward) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Qualified Dividend Income for Non-Corporate Shareholders. For non-corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may be attributable to and reported as qualified dividend income, which is currently eligible for taxation at long-term capital gain rates for federal income tax purposes. Qualified dividend income treatment is generally available for Fund distributions of investment company taxable income attributable to dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Fund and the shareholder must meet certain holding period requirements to qualify for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, shareholders must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution becomes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the next dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income designated as qualified dividend income is currently taxed at the same rates applicable to long-term capital gains, such income will not be considered as long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be treated as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will report the portion of its distributions of investment company taxable income attributable to qualified dividend income. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its distributions of investment company taxable income as qualified dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the distributions of investment company taxable income paid by the Fund may qualify for the dividends-received deduction. The portion of such distributions paid by the Fund that so qualifies will be reported each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund directly or indirectly from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if a corporate shareholder’s Fund shares are debt-financed or held for less than a 46-day period, then the dividends-received deduction for Fund distributions may also be reduced or eliminated.

Returns of Capital. If the Fund’s distributions exceed its then-current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher reported capital gain or lower reported capital loss when those shares (on which the distribution was received) are ultimately sold, exchanged or redeemed. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Pass-Through of Foreign Tax Credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year are invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you must include in your gross income your proportionate share of foreign taxes paid by the Fund, and accordingly the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these foreign taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your income tax return if the Fund makes this election. Your tax reporting of any foreign dividends designated by the Fund as qualified dividend income subject to taxation at long-term capital gain rates may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their income tax returns.

PFIC Securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income or 50% or more of its average assets (by value) produce or are held for the production of passive income. When investing in PFIC securities, the Fund intends to elect to mark-to-market these securities and recognize any unrealized gains at the end of the Fund’s fiscal and excise tax years. Deductions for unrealized losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities or received any dividends therefrom. Dividends paid by PFICs to the Fund are not qualified dividend income, and the Fund will not be able to designate distributions to you of PFIC dividends as qualified dividend income, which is currently eligible for the reduced rates of federal income tax applicable to long-term capital gains. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed by the Fund to its shareholders. Additional charges in the nature of non-deductible interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will report to you the federal income tax status of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you amounts of investment company taxable income or net capital gain that are not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record, but paid in January of the following calendar year, are taxable to you as if they were received on December 31.

Election to be Taxed as a Regulated Investment Company. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you. The Board of Trustees reserves the right not to distribute the Fund’s net capital gain or not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders. If the Fund retains any net capital gain and pays federal income tax on such gain, it may elect to treat all or a portion of such gain as having been distributed to shareholders. Each shareholder who holds Fund shares at the end of the Fund’s taxable year (i) will be taxed on such deemed net capital gain distributions, (ii) will be entitled to a credit or refund for such shareholder’s pro rata share of the federal income taxes paid by the Fund with respect to its undistributed net capital gain, and (iii) will be entitled to a corresponding increase to the adjusted basis of such shareholder’s Fund shares.

If the Fund fails to qualify as a RIC and fails to obtain relief from such failure, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would generally be taxed as dividend income to the extent of the Fund’s then-current and accumulated earnings and profits. In the event that the Fund fails to qualify as a RIC and does not obtain relief from such failure, shareholders will generally earn lower after-tax returns than if the Fund had been taxed as a RIC.

In order to qualify as a RIC for federal income tax purposes, the Fund must meet certain specific requirements, including:

(i)    The Fund must maintain a diversified portfolio of securities, such that at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar or related trades or businesses, or of certain qualified publicly traded partnerships;

(ii)    The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)    The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for its taxable year.

Excise Tax Distribution Requirements. As a RIC, the Fund is required to distribute its ordinary income and capital gain net income on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions. To avoid a federal excise tax of 4.0%, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received on December 31) but can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level.

Post-October losses. Because the periods for measuring a RIC’s income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a RIC that uses October 31 as the measurement period for distributing capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the RIC likely would have insufficient earnings and profits for that taxable year to support the treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat certain net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1). The Fund generally intends to make such election to defer post-October losses.

Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal income tax purposes. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

Sales, Exchanges or Redemptions at a loss within six months of purchase. Any loss incurred on a sale, exchange or redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any net capital gain distributed to you or deemed to be distributed to you by the Fund on those shares. In determining the holding period of shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted.

Wash sales. All or a portion of any loss that you realize on a sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share sale, exchange or redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is generally exempt from state and local income taxes if earned directly by you. States generally grant tax-free status to distributions paid by the Fund attributable to interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income earned on investments in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment at the state level. The rules on exclusion of this income are generally different for corporations.

Net Investment Income Tax Imposed on Certain Income. Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax). The NII tax is imposed on the lesser of a taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Investment income generally consists of passive income, including interest, dividends, annuities, royalties, rents and capital gains. The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized upon the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

REITs. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares. The final Treasury Regulations do not extend such conduit treatment to qualified publicly traded partnership income, as defined under Section 199A of the Code, earned by a RIC. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through the Fund in their qualified business income deduction. The IRS and Treasury Department are continuing to evaluate whether it is appropriate to provide such conduit treatment.

Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions), defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to federal income tax. These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of Fund distributions.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when they redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”). Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report your cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss. If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when you sell, exchange or redeem less than your entire holding of the Fund shares and have made multiple purchases of Fund shares on different dates at differing net asset values. If you do not affirmatively elect an IRS-approved cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in your account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your Fund shares. The default cost basis method applied by the Fund or the alternate method elected by you may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold shares of the Fund through a financial intermediary or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Backup Withholding. By law, the Fund must withhold a portion of your distributions and sales proceeds unless you:

•    provide your correct Social Security or taxpayer identification number,
•    certify that this number is correct,
•    certify that you are not subject to backup withholding, and
•    certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When backup withholding is required, the amount withheld will be 24% of any distributions or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S.-source dividends, including on distributions of investment company taxable income paid to you by the Fund, subject to exemptions for net capital gain, as described below. However, notwithstanding such exemption from U.S. withholding at the source, any distributions of investment company taxable income and net capital gain, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not subject to backup withholding.

If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Distributions of Net Capital Gain. In general, for non-U.S. investors, distributions of net capital gain of the Fund (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more (as calculated pursuant to a special formula) during the taxable year.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (which effectively exempts the first $60,000 of U.S. situs assets). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8BEN or W-8BEN-E (or other applicable Form W-8) to establish that he or she is not a U.S. person, to claim that he or she is the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8BEN or W-8BEN-E will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Withholding under FATCA. Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Capital Loss Carryforward. The Fund may carry forward its net capital losses, if any, indefinitely and net capital losses generally retain their character as short-term or long-term. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund expects to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.

As of March 31, 2020, the Fund had no capital loss carryovers available to offset future taxable gains.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

FINANCIAL STATEMENTS

The audited financial statements of the Fund, which are contained in the March 31, 2020 Annual Report to Shareholders, are incorporated herein by reference. Unaudited reports to shareholders will be published at least semi-annually.

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Registrant as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

		(C)	Certificate of Amendment to Certificate of Trust was previously filed with Post-Effective Amendment No. 50 on Form N-1A on August 3, 2016, and is incorporated herein by reference.
(b)			By-Laws of Registrant dated February 14, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Emerging Opportunities Fund was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.

(e)	(i)		Distribution Agreement was previously filed with Post-Effective Amendment No. 60 on Form N-1A on July 29, 2020, and is incorporated herein by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custodian Agreements.
	(i)		Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
	(ii)		Amendment to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
(h)			Other Material Contracts.
	(i)		Amended and Restated Master Services Agreement was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.
	(ii)		Power of Attorney was previously filed with Post-Effective Amendment No. 60 on Form N-1A on July 29, 2020, and is incorporated herein by reference.
(i)			Legal Opinions.
	(i)		Institutional Class Share Issuance Opinion was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.
	(ii)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
(l)			Initial Capital Agreements — Not Applicable.
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(m)		Amended and Restated Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.
(n)		Amended and Restated Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Amended and Restated Joint Code of Ethics for Registrant and Kornitzer Capital Management, Inc. was previously filed with Post-Effective Amendment No. 60 on Form N-1A on July 29, 2020, and is incorporated herein by reference.

	(ii)	Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.    Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. (“Kornitzer”) is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds. Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which Kornitzer and each officer of Kornitzer has been engaged for its or his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer’s Form ADV (File No. 801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.    Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

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1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Capital Equity Income Fund, Series of Advisors Series Trust
11.Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital International Fund, Series of Advisors Series Trust
14.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper MBS Total Return Fund, Series of Advisors Series Trust
34.Semper Short Duration Fund, Series of Advisors Series Trust
35.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.The Aegis Funds
38.Allied Asset Advisors Funds
39.Alpha Architect ETF Trust
40.Angel Oak Funds Trust
41.Barrett Opportunity Fund, Inc.
42.Bridges Investment Fund, Inc.
43.Brookfield Investment Funds
44.Buffalo Funds
45.Cushingâ Mutual Funds Trust
46.DoubleLine Funds Trust
47.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.The Acquirers Fund, Series of ETF Series Solutions
53.AI Powered International Equity ETF, Series of ETF Series Solutions
54.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
55.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
56.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
57.Aptus Defined Risk ETF, Series of ETF Series Solutions
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58.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
60.Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
61.ClearShares OCIO ETF, Series of ETF Series Solutions
62.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
63.Deep Value ETF, Series of ETF Series Solutions
64.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
65.Hoya Capital Housing ETF, Series of ETF Series Solutions
66.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
67.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
68.LHA Market State US Tactical ETF, Series of ETF Series Solutions
69.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
70.Loncar China BioPharma ETF, Series of ETF Series Solutions
71.Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
72.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
73.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
74.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
75.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
76.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
77.Opus Small Cap Value ETF, Series of ETF Series Solutions
78.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
79.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
80.US Global JETS ETF, Series of ETF Series Solutions
81.US Vegan Climate ETF, Series of ETF Series Solutions
82.Volshares Large Cap ETF, Series of ETF Series Solutions
83.First American Funds, Inc.
84.FundX Investment Trust
85.The Glenmede Fund, Inc.
86.The Glenmede Portfolios
87.The GoodHaven Funds Trust
88.Greenspring Fund, Incorporated
89.Harding, Loevner Funds, Inc.
90.Hennessy Funds Trust
91.Horizon Funds
92.Hotchkis & Wiley Funds
93.Intrepid Capital Management Funds Trust
94.Jacob Funds Inc.
95.The Jensen Quality Growth Fund Inc.
96.Kirr, Marbach Partners Funds, Inc.
97.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
98.Core Alternative ETF, Series of Listed Funds Trust
99.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
100.LKCM Funds
101.LoCorr Investment Trust
102.Lord Asset Management Trust
103.MainGate Trust
104.Manager Directed Portfolios
105.ATAC Rotation Fund, Series of Managed Portfolio Series
106.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
107.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
108.Great Lakes Bond Fund, Series of Managed Portfolio Series
109.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
110.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
111.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
112.Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series
113.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
4

115.Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
116.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
117.LK Balanced Fund, Series of Managed Portfolio Series
118.Muhlenkamp Fund, Series of Managed Portfolio Series
119.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
120.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
121.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
122.Port Street Quality Growth Fund, Series of Managed Portfolio Series
123.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
124.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
125.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
126.Securian AM Managed Volatility Equity Fund, Series of Managed Portfolio Series
127.Securian AM Real Asset Income Fund, Series of Managed Portfolio Series
128.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
129.Tortoise Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
130.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
131.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
132.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
133.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
134.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
135.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
136.Matrix Advisors Funds Trust
137.Matrix Advisors Value Fund, Inc.
138.Monetta Trust
139.Nicholas Equity Income Fund, Inc.
140.Nicholas Fund, Inc.
141.Nicholas II, Inc.
142.Nicholas Limited Edition, Inc.
143.Permanent Portfolio Family of Funds
144.Perritt Funds, Inc.
145.Procure ETF Trust II
146.Professionally Managed Portfolios
147.Prospector Funds, Inc.
148.Provident Mutual Funds, Inc.
149.RBC Funds Trust
150.Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
151.Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
152.Adara Smaller Companies Fund, Series of RBB Fund, Inc.
153.Aquarius International Fund, Series of RBB Fund, Inc.
154.Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
155.Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
156.Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
157.Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
158.Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
159.Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
160.Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
161.Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
162.Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
163.Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
164.Campbell Advantage Fund, Series of RBB Fund, Inc.
165.Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
166.Free Market Fixed Income Fund, Series of RBB Fund, Inc.
167.Free Market International Equity Fund, Series of RBB Fund, Inc.
168.Free Market US Equity Fund, Series of RBB Fund, Inc.
169.Matson Money Fixed Income VI Portfolio, Series of RBB Fund, Inc.
170.Matson Money International Equity VI Portfolio, Series of RBB Fund, Inc.
171.Matson Money US Equity VI Portfolio, Series of RBB Fund, Inc.
172.MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
5

173.Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
174.Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
175.SGI Conservative Fund, Series of RBB Fund, Inc.
176.SGI Global Equity Fund, Series of RBB Fund, Inc.
177.SGI Peak Growth Fund, Series of RBB Fund, Inc.
178.SGI Prudent Growth Fund, Series of RBB Fund, Inc.
179.SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
180.SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
181.SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
182.WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
183.Series Portfolios Trust
184.Thompson IM Funds, Inc.
185.TIGERSHARES Trust
186.TrimTabs ETF Trust
187.Trust for Advised Portfolios
188.Barrett Growth Fund, Series of Trust for Professional Managers
189.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
190.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
191.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
192.Convergence Market Neutral Fund, Series of Trust for Professional Managers
193.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
194.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
195.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
196.Jensen Quality Value Fund, Series of Trust for Professional Managers
197.Marketfield Fund, Series of Trust for Professional Managers
198.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
199.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
200.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
201.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
202.Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
203.Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
204.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
205.USCA Fund Trust
206.USQ Core Real Estate Fund
207.Wall Street EMN Funds Trust
208.Wisconsin Capital Funds, Inc.
209.YCG Funds

(b)     The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Quasar	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer & Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer- Distribution Services	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer- Dealer Clearing Services	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
6

(c)    Not Applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Mission, Kansas 66205
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 64 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on the 16th day of October, 2020.

    BUFFALO FUNDS
    Registrant

    By: /s/ Fred Coats*
    Fred Coats
    Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 64 to its Registration Statement has been signed below on October 16, 2020, by the following persons in the capacities indicated.

Robert J. Male* Robert J. Male	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Chairman and Trustee
* By: /s/ Fred Coats Fred Coats (Pursuant to Power of Attorney filed and incorporated herein by reference)

8

EXHIBIT INDEX

Exhibit	Exhibit No.

Consent of Counsel	Ex-99.(i)(ii)
Consent of Independent Registered Public Accounting Firm	Ex-99.(j)(i)